Business Combinations - Intangible Assets Acquired (Details) - USD ($) $ in Thousands		12 Months Ended
	Aug. 01, 2018	Dec. 31, 2019
Business Acquisition [Line Items]
Weighted average useful life		3 years
Student relationships
Business Acquisition [Line Items]
Weighted average useful life	3 years
Capella Merger
Business Acquisition [Line Items]
Total intangible assets	$ 349,800
Capella Merger | Student relationships
Business Acquisition [Line Items]
Student relationships	$ 166,000
Weighted average useful life	3 years
Capella Merger | Trade names
Business Acquisition [Line Items]
Trade names	$ 183,800